Accumulated Balances of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ 43,538
Foreign currency translation adjustment	(78)	$ (129)	$ (190)
Unrealized holding gain arising during period	(865)	(1,453)	620
Reclassification adjustment for loss included in net income		(76)
Ending balance	40,343	43,538
Foreign currency items
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(22,087)	(21,943)	(21,753)
Foreign currency translation adjustment	(177)	(144)	(190)
Ending balance	(22,264)	(22,087)	(21,943)
Unrealized gain (loss) on securities
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(1,282)	232	(388)
Foreign currency translation adjustment	99	15
Unrealized holding gain arising during period	(865)	(1,453)	620
Reclassification adjustment for loss included in net income		(76)
Ending balance	(2,048)	(1,282)	232
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(15)	(4)	(80)
Pension and post retirement benefit adjustment	44	(11)	76
Ending balance	29	(15)	(4)
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(23,384)	(21,715)	(22,221)
Foreign currency translation adjustment	(78)	(129)	(190)
Pension and post retirement benefit adjustment	44	(11)	76
Unrealized holding gain arising during period	(865)	(1,453)	620
Reclassification adjustment for loss included in net income		(76)
Ending balance	$ (24,283)	$ (23,384)	$ (21,715)